Note 3 - Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities Pledged as Collateral	$ 42,139,000	$ 51,780,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	24
Available-for-sale Securities, Gross Realized Gains	293,226	897,086	278,242
Income Tax Expense (Benefit)	1,071,000	102,000	143,000
Available-for-sale Securities, Gross Realized Losses	25,713	322
Realized Gains on Sale of Securities [Member]
Income Tax Expense (Benefit)	99,697	305,009	94,602
Realized Losses on Sale of Securities [Member]
Income Tax Expense (Benefit)	$ (8,742)	$ (109)